UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Merrill Lynch Mortgage Investors, Inc.
(Exact name of depositor as specified in its charter)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
__X__   Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period from
January 1, 2012       to      March 31, 2012.

Date of Report (Date of earliest event reported) ______________________

Commission File Number of securitizer:    025-00630

Central Index Key Number of securitizer:  809940

Joshua N. Smith 213.345.9874
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1 (c) (1) [   ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1 (c) (2) (i) [   ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1 (c) (2) (ii) [   ]

PART I – REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

N/A

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

Securitizer has repurchase activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2).  Footnotes 2(a) and 2(b) were revised to respond to comments we received from the Securities and Exchange Commission.  No other changes were made.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

N/A

ITEM 2.01 – Exhibits.

The following is filed as an Exhibit to this Report under ABS-15G/A:

ABS-15G Table
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Merrill Lynch Mortgage Investors, Inc.
Depositor

By: /s/ John Dixon
Name:    John Dixon
Title:      President
(Senior Officer in Charge of Securitization)